Impairment loss on goodwill (Details Narrative)	2 Months Ended
	Jun. 30, 2025 SGD ($)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Consideration transferred				$ 10,339,950
Revenue of acquiree since acquisition date	$ 895,362
Net profit	$ 206,629
Purchase consideration		$ 8,000,000
Deferred cash consideration		$ 1,500,000
Bethesda Medical Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred			$ 8,000,000	$ 10,339,950